Aircraft sublease receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of aircraft sublease receivables [Abstract]
Disclosure of maturity analysis of operating lease payments

	December 31,
Description	2021	2020

2021	—	142,932
2022	92,092	62,547
2023	87,658	65,040
2024	87,817	65,188
2025	54,890	34,789
After 2025	4,615	1,994

Gross lease receivables	327,072	372,490
Accrued interest	(52,874)	(59,553)
Net lease receivables	274,198	312,937

Current	76,199	123,455
Non-current	197,999	189,482